Commitments and Contingencies - Other Guarantees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commercial Banks
Loss Contingencies [Line Items]
Notional amount of derivatives	$ 371	$ 527
Unconsolidated VIEs
Loss Contingencies [Line Items]
Notional amount of derivatives	922	1,200
Life Insurance Book Value Protection
Loss Contingencies [Line Items]
Notional amount of derivatives	13,800	13,600
Maximum potential exposure	3,100	3,100
Net fair value of bank-owned life insurance book value protection	12	25
Other Guarantee
Loss Contingencies [Line Items]
Maximum potential exposure	6,000	6,200
Payment Protection Insurance
Loss Contingencies [Line Items]
Loss contingency accrual	360	378
Provision (benefit)	$ 319	621
Merchant Servicing Joint Venture
Loss Contingencies [Line Items]
Equity method investment ownership percentage	49.00%
Merchant Processing Servicers, Sponsored Entities
Loss Contingencies [Line Items]
Transactions processed and settled by sponsored entities	$ 669,000	647,100
Losses as result of cardholder disputed transactions	22	16
Merchant escrow deposits held as collateral	181	130
Merchant Processing Servicers, Sponsored Entities | Merchant Services
Loss Contingencies [Line Items]
Maximum potential exposure	$ 277,100	$ 269,300